CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 363,634	$ 298,555	$ 109,876
Adjustments to net income:
Depreciation and amortization	307,040	234,559	282,769
Accretion of green bonds and convertible notes	2,145	1,302	1,461
Loss (gain) on disposal of property, plant and equipment	(5,342)	(4,259)	83
Loss on disposal of solar power systems	244		(10,091)
Gain on disposal of investments in affiliates			(10,392)
Impairment loss of property, plant and equipment	5,938	60,330	6,084
Impairment loss of project assets	16,239	1,674	17,152
Impairment loss of investments in affiliates	0	357	0
Loss (gain) on change in fair value of derivatives, net	27,504	44,489	(23,785)
Gain on change in fair value of other financial assets	(12,696)
Equity in earnings of affiliates	(14,610)	(15,440)	(7,256)
Allowance for credit losses	12,014	5,773	7,615
Non-cash operating lease expenses	18,844	13,208	14,321
Write-down of inventories	113,079	7,475	14,070
Share-based compensation	55,335	9,370	8,808
Unrealized gain from sales to affiliates	2,892	5,971	35,890
Deferred taxes	(17,908)	16,908	(67,386)
Changes in operating assets and liabilities:
Accounts receivable trade	58,985	(357,276)	(284,785)
Accounts receivable, unbilled	(43,571)	(23,367)	(8,783)
Amounts due from related parties	9,210	(4,451)	(68,912)
Inventories	182,767	(406,343)	(518,741)
Value added tax recoverable	(5,985)	(43,881)	(21,873)
Advances to suppliers	54,915	(52,893)	(30,416)
Project assets	(349,830)	(302,839)	(73,375)
Prepaid expenses and other current assets	(22,277)	151,663	(85,754)
Other non-current assets	(33,597)	(17,350)	20,357
Accounts payable	13,115	351,535	11,023
Short-term notes payable	(590,418)	721,039	150,982
Amounts due to related parties	427	(54)	(171)
Other payables	169,944	(417)	126,215
Advances from customers	59,383	209,855	(53,998)
Operating lease liabilities	(14,571)	(14,160)	(14,156)
Other liabilities	337,055	68,492	51,248
Liability for uncertain tax positions	(29)	(1,718)	(7,281)
Net settlement of derivatives	(39,133)	(31,851)	31,886
Loss contingency accruals	23,873	(9,625)	(10,939)
Net cash provided by (used in) operating activities	684,615	916,631	(408,254)
Investing activities:
Investments in affiliates	(113,404)	(19,355)	(54,004)
Acquisition of subsidiaries, net of cash	(9,448)
Investment in equity securities	(427)
Return of capital from affiliates	2,759	7,083	2,671
Proceeds from disposal of investments in affiliates	301		14,311
Purchase of property, plant and equipment	(1,116,461)	(627,115)	(428,725)
Acquisition of right-of-use assets	(36,121)
Proceeds from disposal of property, plant and equipment	10,317	7,479	18,555
Purchase of solar power systems	(408,999)	(882)	(775)
Proceeds from disposal of solar power systems	67	2,302	18,397
Net cash used in investing activities	(1,671,416)	(630,488)	(429,570)
Financing activities:
Proceeds from short-term borrowings	1,566,240	1,387,537	1,742,064
Repayment of short-term borrowings	(1,603,571)	(1,695,563)	(1,879,884)
Proceeds from long-term borrowings	1,016,931	770,368	588,082
Net proceeds from issuance of green bonds	121,023
Acquisition of non-controlling interests	(1,446)		(10,719)
Proceeds from non-controlling interests	5,910	15,109	10,003
Distribution to non - controlling interests	(3,990)
Repayment to non-controlling interests			(6,588)
Net proceeds from issuance of common shares			148,510
Proceeds from subsidiary's offering of its equity interests	966,892
Cash payment for transaction costs of subsidiary's offering	(38,995)
Repayment of financing liabilities	(28,013)	(29,595)
Proceeds from sales-leaseback arrangement	91,648		45,693
Repayments of finance lease obligation	(39,801)	(19,217)	(23,090)
Net cash provided by financing activities	2,052,828	428,639	614,071
Effect of exchange rate changes	(89,098)	(179,561)	18,320
Net increase (decrease) in cash, cash equivalents and restricted cash	976,929	535,221	(205,433)
Cash, cash equivalents and restricted cash at the beginning of the year	1,969,503	1,434,282
Cash, cash equivalents and restricted cash at the end of the year	2,946,432	1,969,503	1,434,282
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	121,665	76,511	71,006
Income taxes paid, net of tax refund	83,077	77,400	57,396
Supplemental schedule of non-cash activities:
Reclassification from project assets to solar power systems	119,067	263,710
Reclassification from inventories to solar power systems	46,197
Borrowings assumed by third parties with project asset sales	161,709	193,578	118,406
Property, plant and equipment costs included in other payables	$ 933,029	$ 549,883	$ 299,664